FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Categories of Financial Assets

	As of December 31, 2025
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	243,742
Investments
Mutual funds	6,594	—	—
Contribution to funds	—	—	2,489
Trade receivables	—	—	577,673
Other assets	—	—	39,541
Other receivables	—	—	13,644
Other financial assets
Convertible notes	7,307	—	—
Foreign exchange forward contracts	499	3,898	—
Equity instruments	—	24,452	—

Financial liabilities
Trade payables	—	—	96,390
Borrowings	—	—	366,706
Other financial liabilities (1)
Other financial liabilities related to business combinations	127,969	—	15,443
Foreign exchange forward contracts	939	521	—
Interest rate SWAP	130	—	—
Equity forward contract	—	2,781	—
Share Repurchase Program	—	—	50,000
Dividends Payable	—	—	3,254
Others	—	440	—
Lease liabilities	—	—	106,939
Other liabilities	—	—	2,591
(1) The Company recognized a put option liability for 58,627 (see note 3.13.3) related to the minority interest of GUT. Changes in the measurement of the redemption amount are recognized in the statements of changes in equity.

	As of December 31, 2024
Financial assets	FVTPL	FVTOCI	Amortized cost
Cash and cash equivalents	—	—	142,093
Investments
Mutual funds	13,992	—	—
Contribution to funds	—	—	2,212
Trade receivables	—	—	605,002
Other assets	—	—	25,170
Other receivables	—	—	16,183
Other financial assets
Convertible notes	10,558	—	—
Foreign exchange forward contracts	170	731	—
Equity instruments	—	32,955	—
Equity forward contract	—	89	—

Financial liabilities
Trade payables	—	—	110,838
Borrowings	—	—	292,536
Other financial liabilities (1)
Foreign exchange forward contracts	848	6,500	—
Other financial liabilities related to business combinations	126,183	—	36,657
Equity forward contract	—	1,408	—
Other	—	925	—
Lease liabilities	—	—	117,623
Other liabilities	—	—	231
(1) As of December 31, 2024 the Company recognized a put option liability for 73,618 (see note 3.13.3) related to the minority interest of GUT. Changes in the measurement of the redemption amount are recognized in the statements of changes in equity. As of December 31, 2025 and 2024, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Currency	Foreign currency	Notional foreign	Buy / Sell (*)	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate		(liabilities)
January 30, 2026	Colombian Peso	3,915.95	3,800.88	Buy	305
February 26, 2026	Indian Rupee	90.48	90.38	Buy	2
February 26, 2026	Uruguayan Peso	39.39	39.24	Buy	30
February 27, 2026	Australian Dollar	1.54	1.50	Buy	162
Fair value as of December 31, 2025					499

January 31, 2025	Chilean Peso	977.00	995.03	Sell	145
February 28, 2025	Chilean Peso	992.22	995.54	Sell	25
Fair value as of December 31, 2024					170

	Currency	Foreign currency	Notional foreign	Buy / Sell (*)	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate		(liabilities)
January 30, 2026	Chilean Peso	941.00	899.02	Sell	(379)
January 30, 2026	Euro	0.85	0.85	Sell	(72)
January 30, 2026	Euro	0.86	0.85	Sell	(68)
January 30, 2026	Indian Rupee	88.75	90.13	Buy	(168)
January 30, 2026	Mexican Peso	18.59	18.06	Sell	(146)
February 27, 2026	Chilean Peso	908.93	898.84	Sell	(106)
Fair value as of December 31, 2025					(939)

January 2, 2025	Indian Rupee	84.27	85.27	Buy	(111)
January 31, 2025	Indian Rupee	84.67	85.87	Buy	(119)
January 31, 2025	Colombian Peso	4,424.00	4,427.00	Buy	(7)
January 31, 2025	Colombian Peso	4,424.70	4,427.00	Buy	(6)
January 31, 2025	Pound sterling	0.79	0.80	Buy	(34)
February 28, 2025	Australian Dollar	1.52	1.62	Buy	(443)
February 28, 2025	Indian Rupee	85.94	86.11	Buy	(22)
February 28, 2025	Colombian Peso	4,411.50	4,443.21	Buy	(105)
February 28, 2025	Uruguayan Peso	44.39	44.40	Buy	(1)
Fair value as of December 31, 2024					(848)
(*) Represents the buy or sell position of the contract's currency (detailed in the "Currency from contracts" column) against the USD.

Schedule of Categories of Financial Liabilities

	As of December 31, 2025
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	243,742
Investments
Mutual funds	6,594	—	—
Contribution to funds	—	—	2,489
Trade receivables	—	—	577,673
Other assets	—	—	39,541
Other receivables	—	—	13,644
Other financial assets
Convertible notes	7,307	—	—
Foreign exchange forward contracts	499	3,898	—
Equity instruments	—	24,452	—

Financial liabilities
Trade payables	—	—	96,390
Borrowings	—	—	366,706
Other financial liabilities (1)
Other financial liabilities related to business combinations	127,969	—	15,443
Foreign exchange forward contracts	939	521	—
Interest rate SWAP	130	—	—
Equity forward contract	—	2,781	—
Share Repurchase Program	—	—	50,000
Dividends Payable	—	—	3,254
Others	—	440	—
Lease liabilities	—	—	106,939
Other liabilities	—	—	2,591
(1) The Company recognized a put option liability for 58,627 (see note 3.13.3) related to the minority interest of GUT. Changes in the measurement of the redemption amount are recognized in the statements of changes in equity.

	As of December 31, 2024
Financial assets	FVTPL	FVTOCI	Amortized cost
Cash and cash equivalents	—	—	142,093
Investments
Mutual funds	13,992	—	—
Contribution to funds	—	—	2,212
Trade receivables	—	—	605,002
Other assets	—	—	25,170
Other receivables	—	—	16,183
Other financial assets
Convertible notes	10,558	—	—
Foreign exchange forward contracts	170	731	—
Equity instruments	—	32,955	—
Equity forward contract	—	89	—

Financial liabilities
Trade payables	—	—	110,838
Borrowings	—	—	292,536
Other financial liabilities (1)
Foreign exchange forward contracts	848	6,500	—
Other financial liabilities related to business combinations	126,183	—	36,657
Equity forward contract	—	1,408	—
Other	—	925	—
Lease liabilities	—	—	117,623
Other liabilities	—	—	231
(1) As of December 31, 2024 the Company recognized a put option liability for 73,618 (see note 3.13.3) related to the minority interest of GUT. Changes in the measurement of the redemption amount are recognized in the statements of changes in equity.
Schedule of Sensitivity Analysis for Types of Market Risk
The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2025 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	12,156	30%	(2,805)	10%	1,351
	Australian Dollar	(6,511)	10%	592	10%	(723)
	Brazilian Real	2,815	10%	(256)	10%	313
	Chilean pesos	19,476	10%	(1,771)	10%	2,164
	Colombian pesos	(7,173)	10%	652	10%	(797)
	Danish Krone	433	10%	(39)	10%	48
	Indian Rupees	(15,907)	10%	1,446	10%	(1,767)
	European Union euros	9,917	10%	(902)	10%	1,102
	Mexican pesos	9,677	10%	(880)	10%	1,075
	Peruvian Sol	1,114	10%	(101)	10%	124
	Pounds Sterling	(9,556)	10%	869	10%	(1,062)
	Qatari Riyal	9,935	10%	(903)	10%	1,104
	Saudi Riyal	55,407	10%	(5,037)	10%	6,156
	Uruguayan pesos	(9,104)	10%	828	10%	(1,012)
	TOTAL	72,679		(8,307)		8,076

Schedule of Interest Rate Swaps Outstanding
Interest rate swap contracts outstanding as of December 31, 2025:

		Floating rate	Fixed rate	Fair value
Maturity Date	Notional	receivable	payable	assets / (liabilities)
Instruments for which hedge accounting has been discontinued
Current
May 31, 2028	50,000	SOFR	3.356%	(94)
May 31, 2028	50,000	SOFR	3.303%	(36)
Fair value as of December 31, 2025				(130)

Schedule of Maturity Analysis for Non-derivative Financial Liabilities
The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2026	2027	2028	Thereafter	Total
Borrowings	19,666	20,638	371,681	—	411,985
Trade payables	112,590	3,674	10	—	116,274
Lease liabilities	37,232	30,664	28,980	44,016	140,892
Other financial liabilities(*)	119,152	21,806	67,558	385	208,901
TOTAL	288,640	76,782	468,229	44,401	878,052
(*) The amounts disclosed in the line of other financial liabilities do not include foreign exchange forward contracts, equity forward contracts and 31,594 related to business combinations payments through subscription agreements.
Schedule of Financial Instruments Not Measured at Fair Value
Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2025 and 2024, are a reasonable approximation of fair value due to the short time of realization.

	As of December 31, 2025		As of December 31, 2024
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	7,482	6,554	7,417	6,172
Other assets	4,424	4,096	4,750	4,268
Non-current liabilities
Trade payables	3,684	3,530	2,006	1,883
Borrowings	347,040	345,027	290,935	288,850

Schedule of Fair Value Measurement of Assets
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	6,594	—	6,594
Foreign exchange forward contracts	—	4,397	—	4,397
Convertibles notes	—	—	7,307	7,307
Equity instrument	—	24,452	—	24,452

Financial liabilities
Contingent consideration	—	—	127,969	127,969
Foreign exchange forward contracts	—	1,460	—	1,460
Interest rate SWAP	—	130	—	130
Equity forward contract	—	2,781	—	2,781

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	13,992	—	13,992
Foreign exchange forward contracts	—	901	—	901
Convertibles notes	—	—	10,558	10,558
Equity instrument	—	32,955	—	32,955
Equity forward contract	—	89	—	89

Financial liabilities
Contingent consideration	—	—	126,183	126,183
Foreign exchange forward contracts	—	7,348	—	7,348
Equity forward contract	—	1,408	—	1,408
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

Schedule of Fair Value Measurement of Liabilities
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	6,594	—	6,594
Foreign exchange forward contracts	—	4,397	—	4,397
Convertibles notes	—	—	7,307	7,307
Equity instrument	—	24,452	—	24,452

Financial liabilities
Contingent consideration	—	—	127,969	127,969
Foreign exchange forward contracts	—	1,460	—	1,460
Interest rate SWAP	—	130	—	130
Equity forward contract	—	2,781	—	2,781

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	13,992	—	13,992
Foreign exchange forward contracts	—	901	—	901
Convertibles notes	—	—	10,558	10,558
Equity instrument	—	32,955	—	32,955
Equity forward contract	—	89	—	89

Financial liabilities
Contingent consideration	—	—	126,183	126,183
Foreign exchange forward contracts	—	7,348	—	7,348
Equity forward contract	—	1,408	—	1,408
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

Schedule of Quantitative Information About Significant Unobservable Inputs Used in Level 3 Fair Value Measurement
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value at December 31, 2025	Unobservable inputs	Range of inputs	Relationship of unobservable inputs to Fair Value
Contingent consideration	127,969	Risk adjusted discount rate	Between 4.17% and 7.1%	An increase in the discount rates by 1% would decrease the fair value by $1,297 and a decrease in the discount rates by 1% would increase the fair value by $3,256

Contingent consideration	127,969	Expected revenues	Between 2,825 and 3,452	An increase in the expected revenues by 10% would increase the fair value by $27 and a decrease in the expected revenues by 10% would decrease the fair value by $58

Contingent consideration	127,969	Expected EBITDA	Between 23.00% and 38.60%	An increase in the expected EBITDA by 10% would increase the fair value by $41,661 and a decrease in the expected EBITDA by 10% would decrease the fair value by $32,485

Schedule of Reconciliation of Recurring Fair Value Measurements Within Level 3
The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets	Financial liabilities
	Convertible notes	Contingent consideration
December 31, 2023	9,110	67,539
Fair value remeasurement (1)	—	(5,736)
Acquisition of business (1)	—	101,684
Acquisition of investment (3)	2,533	—
Payments (2)	—	(29,481)
Interests (1)	29	4,005
Reclassifications (1)	—	(8,503)
Foreign exchange difference (1)	—	(1,877)
Translation (1)	—	(1,448)
Write-off	(1,114)	—
December 31, 2024	10,558	126,183

	Financial Assets	Financial liabilities
	Convertible notes	Contingent consideration
December 31, 2024	10,558	126,183
Fair value remeasurement (1) (4)	—	2,259
Acquisition of business (1)	—	12,588
Acquisition of investment (3)	3,986	—
Exercise of conversion option (1)	(4,900)	—
Payments (2)	—	(21,656)
Collection (3)	(1,009)	—
Interests (1)	—	6,040
Foreign exchange difference (1)	22	1,099
Translation (1)	—	1,456
Write-off	(1,350)	—
December 31, 2025	7,307	127,969
(1) Non-cash transactions.
(2) Cash transactions included in investing activities, except for remeasurement of contingent considerations which are in operating activities, in the consolidated statement of cash flows.
(3) As of December 31, 2025 and 2024 the amount of 2,156 and 2,533, respectively were cash transactions included in investing activities in the consolidated statement of cash flows.
(4) Including the effects of the remeasurement of Sportian, Omnia and Common mentioned in notes 26.4, 26.6 and 26.7

Schedule of Hedging Instruments Outstanding
The following table detail the foreign currency forward contracts outstanding as of December 31, 2025:

Hedging instruments - Outstanding contracts

	Currency	Foreign currency	Notional foreign	Buy / Sell (*)	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate		(liabilities)
Salary hedge
January 30, 2026	Colombian Peso	3,941.37	3,801.07	Buy	348
January 30, 2026	Colombian Peso	3,924.16	3,800.94	Buy	230
January 30, 2026	Mexican Peso	18.68	18.05	Buy	179
January 30, 2026	Mexican Peso	18.59	18.07	Buy	114
January 30, 2026	Chilean Peso	959.80	899.10	Buy	89
January 30, 2026	Uruguayan Peso	40.53	39.15	Buy	67
January 30, 2026	Peruvian Sol	3.47	3.37	Buy	64
January 30, 2026	Chilean Peso	938.15	899.01	Buy	44
January 30, 2026	Uruguayan Peso	40.28	39.15	Buy	41
January 30, 2026	Peruvian Sol	3.40	3.37	Buy	14
February 27, 2026	Colombian Peso	3,958.73	3,834.91	Buy	306
February 27, 2026	Mexican Peso	18.73	18.11	Buy	178
February 27, 2026	Chilean Peso	959.45	899.22	Buy	89
February 27, 2026	Mexican Peso	18.52	18.12	Buy	72
February 27, 2026	Uruguayan Peso	40.67	39.26	Buy	68
February 27, 2026	Peruvian Sol	3.48	3.37	Buy	62
February 27, 2026	Uruguayan Peso	40.12	39.26	Buy	32
February 27, 2026	Chilean Peso	931.30	899.01	Buy	27
February 27, 2026	Peruvian Sol	3.38	3.37	Buy	2
March 31, 2026	Colombian Peso	3,976.50	3,863.25	Buy	279

March 31, 2026	Mexican Peso	18.79	18.18	Buy	176
March 31, 2026	Chilean Peso	959.95	899.82	Buy	89
March 31, 2026	Uruguayan Peso	40.84	39.39	Buy	70
March 31, 2026	Peruvian Sol	3.48	3.38	Buy	61
March 31, 2026	Chilean Peso	905.59	899.04	Buy	3
April 30, 2026	Colombian Peso	3,976.68	3,886.39	Buy	222
April 30, 2026	Mexican Peso	18.77	18.24	Buy	151
April 30, 2026	Chilean Peso	938.80	899.69	Buy	59
April 30, 2026	Uruguayan Peso	40.69	39.52	Buy	57
April 30, 2026	Peruvian Sol	3.41	3.38	Buy	16
May 29, 2026	Mexican Peso	18.70	18.30	Buy	108
May 29, 2026	Uruguayan Peso	40.56	39.63	Buy	45
May 29, 2026	Chilean Peso	931.75	902.16	Buy	39
May 29, 2026	Peruvian Sol	3.38	3.38	Buy	1
June 30, 2026	Chilean Peso	905.33	899.53	Buy	7
June 30, 2026	Uruguayan Peso	39.76	39.73	Buy	1
Revenue hedge
January 30, 2026	Argentinian Peso	1,546.00	1,586.34	Sell	110
February 27, 2026	Argentinian Peso	1,600.00	1,663.00	Sell	168
March 31, 2026	Argentinian Peso	1,652.00	1,731.50	Sell	210
Fair value as of December 31, 2025					3,898

	Currency	Foreign currency	Notional foreign	Buy / Sell (*)	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate		(liabilities)
January 31, 2025	Pound sterling	0.79	0.80	Sell	45
January 31, 2025	Euro	0.95	0.96	Sell	163
February 28, 2025	Pound sterling	0.79	0.80	Sell	45
February 28, 2025	Euro	0.95	0.96	Sell	164
March 31, 2025	Pound sterling	0.79	0.80	Sell	45
March 31, 2025	Euro	0.95	0.96	Sell	164
April 29, 2025	Colombian Peso	4,504.77	4,479.58	Buy	51
April 29, 2025	Colombian Peso	4,500.50	4,479.48	Buy	42
May 29, 2025	Chilean Peso	998.65	997.07	Buy	7
June 30, 2025	Chilean Peso	998.96	997.70	Buy	5
Fair value as of December 31, 2024					731
(*) Represents the buy or sell position of the contract's currency (detailed in the "Currency from contracts" column) against the USD.

	Currency	Foreign currency	Notional foreign	Buy / Sell (*)	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate		(liabilities)
Salary hedge
January 28, 2026	Indian Rupee	89.18	90.06	Buy	(29)
January 28, 2026	Indian Rupee	89.24	90.09	Buy	(28)
January 28, 2026	Indian Rupee	89.24	90.09	Buy	(14)
January 28, 2026	Indian Rupee	89.64	90.09	Buy	(5)
February 24, 2026	Indian Rupee	89.16	90.25	Buy	(36)
February 24, 2026	Indian Rupee	89.16	90.27	Buy	(31)
February 24, 2026	Indian Rupee	89.74	90.28	Buy	(9)
February 24, 2026	Indian Rupee	89.76	90.53	Buy	(9)
February 27, 2026	Colombian Peso	3,827.98	3,833.03	Buy	(10)
March 25, 2026	Indian Rupee	89.30	90.42	Buy	(38)
March 25, 2026	Indian Rupee	89.27	90.45	Buy	(33)
March 25, 2026	Indian Rupee	90.33	90.46	Buy	(2)
March 25, 2026	Indian Rupee	90.33	90.46	Buy	(2)
March 31, 2026	Colombian Peso	3,846.00	3,860.34	Buy	(30)
March 31, 2026	Mexican Peso	18.12	18.17	Buy	(4)
April 28, 2026	Indian Rupee	89.52	90.71	Buy	(40)
April 28, 2026	Indian Rupee	89.46	90.72	Buy	(35)
May 26, 2026	Indian Rupee	90.07	90.87	Buy	(27)
May 26, 2026	Indian Rupee	90.07	90.89	Buy	(23)
May 29, 2026	Colombian Peso	3,891.50	3,905.88	Buy	(36)
June 24, 2026	Indian Rupee	90.92	91.06	Buy	(3)
June 24, 2026	Indian Rupee	90.99	91.04	Buy	(1)
June 30, 2026	Colombian Peso	3,905.12	3,929.60	Buy	(64)
June 30, 2026	Mexican Peso	18.29	18.34	Buy	(12)
Fair value as of December 31, 2025					(521)

	Currency	Foreign currency	Notional foreign	Buy / Sell (*)	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate		(liabilities)
January 24, 2025	Indian Rupee	84.35	85.85	Buy	(26)
January 24, 2025	Indian Rupee	84.36	85.81	Buy	(42)
January 24, 2025	Indian Rupee	84.37	85.85	Buy	(52)
January 29, 2025	Colombian Peso	4,273.00	4,424.76	Buy	(335)
January 30, 2025	Colombian Peso	4,224.50	4,424.97	Buy	(404)
January 30, 2025	Chilean Peso	960.45	994.94	Buy	(147)
January 30, 2025	Brazilian Real	5.73	6.21	Buy	(206)
January 30, 2025	Brazilian Real	6.21	6.22	Buy	(1)
January 31, 2025	Mexican Peso	19.65	20.98	Buy	(419)
January 31, 2025	Mexican Peso	19.82	20.98	Buy	(361)
January 31, 2025	Uruguayan Peso	42.55	44.25	Buy	(117)
February 25, 2025	Indian Rupee	84.67	86.07	Buy	(25)
February 25, 2025	Indian Rupee	84.65	86.03	Buy	(40)
February 25, 2025	Indian Rupee	84.61	86.07	Buy	(51)
February 27, 2025	Colombian Peso	4,241.62	4,439.72	Buy	(397)
February 27, 2025	Colombian Peso	4,301.59	4,440.53	Buy	(290)
February 27, 2025	Chilean Peso	960.95	995.29	Buy	(146)
February 27, 2025	Brazilian Real	5.75	6.26	Buy	(226)

February 27, 2025	Brazilian Real	6.25	6.25	Buy	(1)
February 28, 2025	Mexican Peso	19.72	21.07	Buy	(422)
February 28, 2025	Mexican Peso	20.00	21.06	Buy	(326)
February 28, 2025	Uruguayan Peso	43.33	44.43	Buy	(77)
March 25, 2025	Indian Rupee	85.25	86.27	Buy	(18)
March 25, 2025	Indian Rupee	85.23	86.23	Buy	(29)
March 25, 2025	Indian Rupee	85.25	86.27	Buy	(36)
March 28, 2025	Mexican Peso	20.39	21.17	Buy	(468)
March 28, 2025	Colombian Peso	4,331.90	4,457.23	Buy	(249)
March 28, 2025	Colombian Peso	4,348.50	4,457.58	Buy	(239)
March 28, 2025	Chilean Peso	958.60	995.56	Buy	(157)
March 28, 2025	Brazilian Real	6.28	6.28	Buy	(1)
March 28, 2025	Brazilian Real	5.78	6.27	Buy	(217)
March 31, 2025	Uruguayan Peso	43.61	44.56	Buy	(64)
April 25, 2025	Indian Rupee	85.48	86.53	Buy	(18)
April 25, 2025	Indian Rupee	85.46	86.42	Buy	(28)
April 25, 2025	Indian Rupee	85.48	86.53	Buy	(38)
April 29, 2025	Chilean Peso	970.50	996.01	Buy	(107)
April 30, 2025	Uruguayan Peso	43.80	44.82	Buy	(68)
April 30, 2025	Mexican Peso	21.12	21.29	Buy	(80)
April 30, 2025	Brazilian Real	5.93	6.30	Buy	(162)
May 27, 2025	Indian Rupee	86.10	86.71	Buy	(11)
May 27, 2025	Indian Rupee	85.84	86.61	Buy	(22)
May 27, 2025	Indian Rupee	85.86	86.70	Buy	(30)
May 28, 2025	Colombian Peso	4,490.00	4,495.95	Buy	(12)
May 28, 2025	Colombian Peso	4,489.00	4,495.92	Buy	(15)
May 30, 2025	Uruguayan Peso	44.64	45.04	Buy	(27)
May 30, 2025	Mexican Peso	21.01	21.38	Buy	(210)
May 30, 2025	Brazilian Real	6.20	6.35	Buy	(74)
June 27, 2025	Uruguayan Peso	45.09	45.24	Buy	(9)
Fair value as of December 31, 2024					(6,500)
(*) Represents the buy or sell position of the contract's currency (detailed in the "Currency from contracts" column) against the USD.

	Currency	Forward	Fair value
Settlement date	from contracts	Price	assets / (liabilities)
June 1, 2026	US dollars	219.34	(643)
June 1, 2026	US dollars	315.09	(2,138)
Fair value as of December 31, 2025			(2,781)

	Currency	Forward	Fair value
Settlement date	from contracts	Price	assets / (liabilities)
June 2, 2025	US dollars	208.72	45
June 1, 2026	US dollars	219.34	44
Fair value as of December 31, 2024			89

	Currency	Forward	Fair value
Settlement date	from contracts	Price	assets / (liabilities)
June 2, 2025	US dollars	302.36	(710)
June 1, 2026	US dollars	315.09	(698)
Fair value as of December 31, 2024			(1,408)